UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 1999

Check here if Amendment: [  ]; Amendment Number:
This amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     The Baupost Group, L.L.C.
Address:  44 Brattle Street, 5th Floor
          P.O. Box 389125
          Cambridge, MA  02238-9125

13F File Number:    28-7120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Paul C. Gannon
Title:    Chief Financial Officer
Phone:    617-497-6680

Signature, Place and Date of Signing:
/s/ Paul C. Gannon
Paul C. Gannon, Cambridge, Massachusetts, August 12, 1999

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by another reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 30

Form 13F Information Table Value Total:  $386,435
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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Form 13F INFORMATION TABLE


                                  TITLE                           VALUE         SHRS OR  SH/ PUT/   INVESTMENT  OTHER         VA
NAME OF ISSUER                    OF CLASS     CUSIP            (x$1000)        PRN AMT  PRN CALL   DISCRETION MANAGERS       SOLE
--------------                    --------     -----              -----         -------  --------   -------------------       ----

APPLIED PWR INC                   CL A         038225108         16,661         610,000  SH             SOLE      N/A      610,000
AZTEC TECHNOLOGY PARTNERS INC     COM          05480L101          2,887       1,539,890  SH             SOLE      N/A    1,539,890
CALIFORNIA FED BK FSB LOS ANGL    CONT LITIG   130209604          2,282       1,014,100  SH             SOLE      N/A    1,014,100
CALIFORNIA FED BK FSB LOS ANGL    2ND CONT     130209703            867         729,900  SH             SOLE      N/A      729,900
CAPITOL FED FINL                  COM          14057C106          7,969         763,537  SH             SOLE      N/A      763,537
CHEMFIRST INC                     COM          16361A106         36,369       1,495,900  SH             SOLE      N/A    1,495,900
EL PASO ELEC CO                   COM NEW      283677854          3,149         352,300  SH             SOLE      N/A      352,300
EMPIRE FED BANCORP INC            COM          291657104            234          20,000  SH             SOLE      N/A       20,000
GLOBAL-TECH APPLIANCES INC        ORD          G39320109          8,731       1,455,100  SH             SOLE      N/A    1,455,100
GOLDEN ST BANCORP INC             WT EXP       381197136          7,058       5,377,200  SH             SOLE      N/A    5,377,200
GTECH HLDGS CORP                  COM          400518106         39,573       1,679,500  SH             SOLE      N/A    1,679,500
LNR PPTY CORP                     COM          501940100         33,012       1,544,400  SH             SOLE      N/A    1,544,400
LUCENT TECHNOLOGIES INC           COM          549463107         10,352         153,500  PUT            SOLE      N/A      153,500
MFC BANCORP LTD                   COM          55271X103          7,784       1,037,850  SH             SOLE      N/A    1,037,850
MAXWELL SHOE INC                  CL A         577766108            190          21,000  SH             SOLE      N/A       21,000
MEDIA GEN INC                     CL A         584404107          9,904         194,200  SH             SOLE      N/A      194,200
NAVIGANT INTL INC                 COM          63935R108         14,350       1,822,221  SH             SOLE      N/A    1,822,221
NEUROGEN CORP                     COM          64124E106          8,000         547,000  SH             SOLE      N/A      547,000
OCTEL CORP                        COM          675727101         26,575       2,126,000  SH             SOLE      N/A    2,126,000
OMEGA WORLDWIDE INC               COM          68210B108          2,150         529,200  SH             SOLE      N/A      529,200
SECURITY CAP GROUP INC            CL A         81413P105          7,566          11,640  SH             SOLE      N/A       11,640
SECURITY CAP GORUP INC            CL B         81413P204            248          17,000  SH             SOLE      N/A       17,000
SOUND FED BANCORP                 COM          83607T109            500          53,000  SH             SOLE      N/A       53,000
STAGE STORES INC                  COM          85254C107          7,006       1,077,900  SH             SOLE      N/A    1,077,900
TENNECO INC NEW                   COM          88037E101          3,104         130,000  SH             SOLE      N/A      130,000
UCAR INTL INC                     COM          90262K109         57,939       2,294,600  SH             SOLE      N/A    2,294,600
VENTAS INC                        COM          92276F100         32,674       6,078,900  SH             SOLE      N/A    6,078,900
WALTER INDS INC                   COM          93317Q105         38,243       2,956,000  SH             SOLE      N/A    2,956,000
WEST ESSEX BANCORP                COM          952698108            476          52,200  SH             SOLE      N/A       52,200
WORONOCO BANCORP INC              COM          981630106            582          58,200  SH             SOLE      N/A       58,200

                                                          =============
TOTAL REPORT                                                    386,435
                                                          =============


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